DERIVATIVE FINANCIAL INSTRUMENTS (Detail Textuals) kr in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 DKK (kr)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 DKK (kr)
Disclosure of detailed information about financial instruments [line items]
Cash collateral	$ 3.5		$ 3.8
Forward freight agreements
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives net gain (loss) of a previously fixed hedge	(2.1)		0.5		$ (0.1)
Bunker swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives net gain (loss) of a previously fixed hedge	1.1		1.2		0.0
Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives net gain (loss) of a previously fixed hedge	(1.8)
Notional amount | kr		kr 250.0		kr 257.0		kr 336.4
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives net gain (loss) of a previously fixed hedge	2.8
Notional amount	$ 512.8		$ 406.4		$ 373.8